Insurance Claim Reserves (details) - Claims and Claim Adjustment Expenses Reserves Summary - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	$ 40,951
Discount (Net of Reinsurance)	(1,003)
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	39,948
Reinsurance Recoverables on Unpaid Losses	8,001
Claims and Claim Adjustment Reserves	47,949	$ 48,295	$ 49,850
Discount on reinsurance recoverables for long-term disability and annuity claim payments included in discount (net of reinsurance)	80
Property casualty [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	40,951
Discount (Net of Reinsurance)	(1,003)
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	39,948	39,823	41,036	$ 41,585
Reinsurance Recoverables on Unpaid Losses	7,981	8,449	8,788	9,280
Claims and Claim Adjustment Reserves	47,929	48,272	49,824	$ 50,865
Accident and health [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Reinsurance Recoverables on Unpaid Losses	20
Claims and Claim Adjustment Reserves	20	23
Business Insurance [Member] | General liability [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	7,034
Business Insurance [Member] | Commercial property [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	866
Business Insurance [Member] | Commercial multi-peril [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	3,414
Business Insurance [Member] | Automobile [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	2,270
Business Insurance [Member] | Workers' compensation [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	15,439
Bond & Specialty Insurance [Member] | General liability [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	2,042
Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	450
Personal Insurance [Member] | Automobile [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	2,277
Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	742
Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	776
Reportable Segments [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Claims and Claim Adjustment Reserves	47,929	48,272	49,824
Reportable Segments [Member] | Property casualty [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	35,310
Discount (Net of Reinsurance)	(1,000)
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	34,310
Reinsurance Recoverables on Unpaid Losses	2,558
Claims and Claim Adjustment Reserves	36,868
Reportable Segments [Member] | Business Insurance [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Claims and Claim Adjustment Reserves	39,555	39,983	40,713
Reportable Segments [Member] | Business Insurance [Member] | General liability [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	7,034
Discount (Net of Reinsurance)	(168)
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	6,866
Reinsurance Recoverables on Unpaid Losses	712
Claims and Claim Adjustment Reserves	7,578
Reportable Segments [Member] | Business Insurance [Member] | Commercial property [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	866
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	866
Reinsurance Recoverables on Unpaid Losses	194
Claims and Claim Adjustment Reserves	1,060
Reportable Segments [Member] | Business Insurance [Member] | Commercial multi-peril [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	3,414
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	3,414
Reinsurance Recoverables on Unpaid Losses	81
Claims and Claim Adjustment Reserves	3,495
Reportable Segments [Member] | Business Insurance [Member] | Automobile [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	2,270
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	2,270
Reinsurance Recoverables on Unpaid Losses	256
Claims and Claim Adjustment Reserves	2,526
Reportable Segments [Member] | Business Insurance [Member] | Workers' compensation [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	15,439
Discount (Net of Reinsurance)	(832)
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	14,607
Reinsurance Recoverables on Unpaid Losses	729
Claims and Claim Adjustment Reserves	15,336
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Claims and Claim Adjustment Reserves	3,323	3,615	3,984
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | General liability [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	2,042
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	2,042
Reinsurance Recoverables on Unpaid Losses	82
Claims and Claim Adjustment Reserves	2,124
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	450
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	450
Reinsurance Recoverables on Unpaid Losses	17
Claims and Claim Adjustment Reserves	467
Reportable Segments [Member] | Personal Insurance [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Claims and Claim Adjustment Reserves	5,051	$ 4,674	$ 5,127
Reportable Segments [Member] | Personal Insurance [Member] | Automobile [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	2,277
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	2,277
Reinsurance Recoverables on Unpaid Losses	465
Claims and Claim Adjustment Reserves	2,742
Reportable Segments [Member] | Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	742
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	742
Reinsurance Recoverables on Unpaid Losses	2
Claims and Claim Adjustment Reserves	744
Reportable Segments [Member] | Personal Insurance [Member] | International - Canada [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	776
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	776
Reinsurance Recoverables on Unpaid Losses	20
Claims and Claim Adjustment Reserves	796
Reconciling Items [Member] | Other insurance contracts [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	3,661
Discount (Net of Reinsurance)	(3)
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	3,658
Reinsurance Recoverables on Unpaid Losses	2,195
Claims and Claim Adjustment Reserves	5,853
Reconciling Items [Member] | Unallocated loss adjustment expense reserve [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	1,936
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	1,936
Reinsurance Recoverables on Unpaid Losses	40
Claims and Claim Adjustment Reserves	1,976
Reconciling Items [Member] | Structured settements [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Reinsurance Recoverables on Unpaid Losses	3,168
Claims and Claim Adjustment Reserves	3,168
Reconciling Items [Member] | Other [Member]
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
Net Undiscounted Claims and Claim Adjustment Expense Reserves	44
Subtotal: Net Claims and Allocated Claim Adjustment Expense Reserves	44
Reinsurance Recoverables on Unpaid Losses	20
Claims and Claim Adjustment Reserves	$ 64